Income Taxes - Components of the Company's Deferred Tax Assets (Liabilities) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets:
Federal U.S. net operating loss carryforward	$ 35,330,167	$ 37,825,639
State net operating loss carryforward	3,521,722	4,493,151
Research and development credit, net	2,777,899	2,777,899
Orphan drug credit, net	19,039,613	11,507,811
Deferred rent	5,218,002	5,194,408
Deferred revenue	9,379,064	12,924,462
Depreciation	1,247,772	1,515,510
Other	1,575,782	1,551,356
Gross deferred income tax assets	78,090,021	77,790,236
Valuation allowance	(78,090,021)	(77,302,928)
Net deferred income tax assets	0	487,308
Deferred tax liabilities:
Other	0	(487,308)
Gross deferred income tax liabilities	0	(487,308)
Net deferred income tax asset/(liability)	$ 0	$ 0